Flow-through Share Premium Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	9,982,019
Flow-through premium liability | $	$ 8,630
January 24, 2017
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	4,590,818
Flow-through share price	$5.01
Premium per flow-through share	$1.34
Flow-through premium liability | $	$ 6,151
March 23, 2018
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	1,091,826
Flow-through share price	$2.35	[1]
Premium per flow-through share	$0.67	[1]
Flow-through premium liability | $	$ 737
August 16, 2018
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Shares issued | shares	4,299,375
Flow-through share price	$1.60 - $1.87
Premium per flow-through share	$0.30 - $0.57
Flow-through premium liability | $	$ 1,742

[1]	Note that the March 23, 2018 flow-through shares were priced in USD with a flow-through price per share of US$1.82 and a flow-through premium of US$0.52 per share.